Segmental analysis	12 Months Ended
Mar. 31, 2025
Disclosure of operating segments [abstract]
Segmental analysis	2. Segmental analysis

This note sets out the financial performance for the year split into the different parts of the business (operating segments). The performance of these operating segments is monitored and managed on a day-to-day basis. Revenue and the results of the business are analysed by operating segment, based on the information the Board of Directors uses internally for the purposes of evaluating the performance of each operating segment and determining resource allocation between them. The Board is National Grid’s chief operating decision maker (as defined by IFRS 8 ‘Operating Segments’) and as a matter of course, the Board considers multiple profitability measures by segment, being ‘adjusted profit’ and ‘underlying profit’. Adjusted profit excludes exceptional items and remeasurements (as defined in note 5) and is used by management and the Board to monitor financial performance as it is considered that it aids the comparability of our reported financial performance from year to year. Underlying profit, as presented in the Annual Report and Accounts, represents adjusted profit and also excludes the effects of timing, major storm costs and deferred tax expenses in our UK Electricity Transmission and UK Electricity Distribution
businesses. The measure of profit disclosed in this note and the primary profitability benchmark considered by the chief operating decision maker is operating profit before exceptional items and remeasurements, adjusted profit, as this is the measure that is most consistent with the
IFRS results reported within these financial statements.

The results of our six principal businesses are reported to the Board of Directors and are accordingly treated as reportable operating segments.
All other operating segments are reported to the Board of Directors on an aggregated basis. The following table describes the main activities for each reportable operating segment:

UK Electricity Transmission
The high-voltage electricity transmission networks in England and Wales. This includes our Accelerated Strategic
Transmission Investment projects to connect more clean, low-carbon power to the transmission network in England and Wales.

UK Electricity Distribution	The electricity distribution networks of NGED in the East Midlands, West Midlands and South West of England and South Wales.
UK Electricity System Operator	The Great Britain system operator. The Group completed the disposal of the ESO to the UK Government on 1 October 2024 (see note 10).
New England	Electricity distribution networks, high-voltage electricity transmission networks and gas distribution networks in New England.
New York	Electricity distribution networks, high-voltage electricity transmission networks and gas distribution networks in New York.
National Grid Ventures
Comprises all commercial operations in LNG at the Isle of Grain in the UK and Providence, Rhode Island in the US, our
electricity generation business in the US, our electricity interconnectors in the UK and our investment in NG Renewables, our renewables business in the US. While NGV operates outside our regulated core business, the electricity interconnectors in the UK are subject to indirect regulation by Ofgem regarding the level of returns they can earn.
NG Renewables and Grain LNG were classified as held for sale in the year (see note 10).

Other activities that do not form part of any of the segments in the above table primarily relate to our UK property business together with insurance and corporate activities in the UK and US and the Group’s investments in technology and innovation companies through National Grid Partners.
(a) Revenue
Revenue primarily represents the sales value derived from the generation, transmission and distribution of energy, together with the sales value derived from the provision of other services to customers. Refer to note 3 for further details.
Sales between operating segments are priced considering the regulatory and legal requirements to which the businesses are subject. The analysis of revenue by geographical area is on the basis of destination. There are no material sales between the UK and US geographical areas.

	2025			2024			2023
	Total sales £m	Sales between segments £m	Sales to third parties £m	Total sales £m	Sales between segments £m	Sales to third parties £m	Total sales £m	Sales between segments £m	Sales to third parties £m
Operating segments – continuing operations:
UK Electricity Transmission	2,619	(135)	2,484	2,735	(40)	2,695	1,987	(41)	1,946
UK Electricity Distribution	2,424	(3)	2,421	1,795	(5)	1,790	2,045	(12)	2,033
UK Electricity System Operator	1,029	(17)	1,012	3,788	(35)	3,753	4,690	(31)	4,659
New England	4,306	—	4,306	3,948	—	3,948	4,427	—	4,427
New York	6,689	—	6,689	6,094	—	6,094	6,994	—	6,994
National Grid Ventures	1,397	(47)	1,350	1,389	(57)	1,332	1,341	(58)	1,283
Other	122	(6)	116	244	(6)	238	317	—	317
Total revenue from continuing operations	18,586	(208)	18,378	19,993	(143)	19,850	21,801	(142)	21,659

Split by geographical areas – continuing operations:
UK			6,707			9,063			9,611
US			11,671			10,787			12,048
Total revenue from continuing operations			18,378			19,850			21,659
2. Segmental analysis continued
(b) Operating profit
A reconciliation of the operating segments’ measure of profit to profit before tax from continuing operations is provided below. Further details of the exceptional items and remeasurements are provided in note 5.

	Before exceptional items and remeasurements			Exceptional items and remeasurements (see note 5)			After exceptional items and remeasurements
	2025	2024	2023	2025	2024	2023	2025	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Operating segments – continuing operations:
UK Electricity Transmission	1,277	1,677	995	—	(3)	(2)	1,277	1,674	993
UK Electricity Distribution	1,610	993	1,091	(12)	(18)	(22)	1,598	975	1,069
UK Electricity System Operator	(364)	880	238	151	(498)	(1)	(213)	382	237
New England	982	643	708	26	(2)	424	1,008	641	1,132
New York	1,023	860	741	246	(498)	(200)	1,269	362	541
National Grid Ventures	380	469	490	(375)	89	467	5	558	957
Other	(143)	(60)	31	133	(57)	(81)	(10)	(117)	(50)
Total operating profit from continuing operations	4,765	5,462	4,294	169	(987)	585	4,934	4,475	4,879

Split by geographical area – continuing operations:
UK	2,775	3,923	2,825	257	(487)	26	3,032	3,436	2,851
US	1,990	1,539	1,469	(88)	(500)	559	1,902	1,039	2,028
Total operating profit from continuing operations	4,765	5,462	4,294	169	(987)	585	4,934	4,475	4,879

	Before exceptional items and remeasurements			Exceptional items and remeasurements (see note 5)			After exceptional items and remeasurements
	2025	2024	2023	2025	2024	2023	2025	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Reconciliation to profit before tax:
Operating profit from continuing operations	4,765	5,462	4,294	169	(987)	585	4,934	4,475	4,879
Share of post-tax results of joint ventures and associates	75	101	190	(2)	(64)	(19)	73	37	171
Finance income	449	244	166	1	4	(28)	450	248	138
Finance costs	(1,810)	(1,723)	(1,680)	3	11	82	(1,807)	(1,712)	(1,598)
Profit before tax from continuing operations	3,479	4,084	2,970	171	(1,036)	620	3,650	3,048	3,590
The following items are included in the total operating profit by segment:

Depreciation, amortisation and impairment[1]	2025	2024	2023
	£m	£m	£m
Operating segments:
UK Electricity Transmission	(540)	(521)	(484)
UK Electricity Distribution	(249)	(223)	(223)
UK Electricity System Operator	—	(61)	(101)
New England	(469)	(420)	(393)
New York	(731)	(658)	(620)
National Grid Ventures	(173)	(166)	(149)
Other	(13)	(12)	(14)
Total	(2,175)	(2,061)	(1,984)

Asset type:
Property, plant and equipment	(1,878)	(1,769)	(1,700)
Non-current intangible assets	(297)	(292)	(284)
Total	(2,175)	(2,061)	(1,984)
1.Depreciation, amortisation and impairment relates to property, plant and equipment and other intangible assets. The charge is stated net of depreciation and amortisation capitalised.
2. Segmental analysis continued
(c) Capital investment
Capital investment represents additions to property, plant and equipment, prepayments to suppliers to secure production capacity in relation to our capital projects, non-current intangibles and additional equity investments in joint ventures and associates. Capital investments exclude additions for assets or businesses from the point they are classified as held for sale.

	2025	2024	2023
	£m	£m	£m
Operating segments:
UK Electricity Transmission	2,999	1,912	1,301
UK Electricity Distribution	1,426	1,247	1,220
UK Electricity System Operator	—	85	108
New England	1,751	1,673	1,527
New York	3,289	2,654	2,454
National Grid Ventures	378	662	970
Other	4	2	13
Total	9,847	8,235	7,593

Asset type:
Property, plant and equipment	8,894	7,124	6,783
Non-current intangible assets	478	481	578
Equity investments in joint ventures and associates	116	332	197
Capital expenditure prepayments	359	298	35
Total	9,847	8,235	7,593
(d) Geographical analysis of non-current assets
Non-current assets by geography comprise goodwill, other intangible assets, property, plant and equipment, investments in joint ventures and associates and other non-current assets.

	2025	2024	2023
	£m	£m	£m
Split by geographical area:
UK	42,623	40,065	38,043
US	46,131	44,270	41,761
	88,754	84,335	79,804

Reconciliation to total non-current assets:
Pension assets	2,489	2,407	2,645
Financial and other investments	798	880	859
Derivative financial assets	369	324	276
Non-current assets	92,410	87,946	83,584